Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,984,164	$ 2,715,152	$ 2,558,124
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	34,700	31,700
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	6,900	8,600
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	11,700	9,600
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	5,300	6,800
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 10,800	$ 6,700